Risk Management Activities Interest Rate Derivatives (Details) (Interest Rate Swap [Member], Interest Rate Swap [Member], Effective Date, 6/22/2011 [Member], USD $)		29 Months Ended
	Dec. 31, 2013 Rate	Jun. 15, 2015 Scenario, Forecast [Member]
Derivative [Line Items]
Derivative, Maturity Date		Jun. 22, 2015
Derivative, Notional Amount	$ 250,000,000
Derivative, Average Fixed Interest Rate	2.95%